Schedule of antidilutive securities excluded from computation of earnings per share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss per share attributable to ordinary shareholders
Convertible shares for loan from third parties	68	1,125